Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 30,311	€ 21,204
Loans and advances to customers	761,314	727,733
Deposits from banks	31,687	18,517
Customer deposits	773,291	721,373
Debt securities in issue	166,011	151,231
Subordinated loans	19,068	18,100
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	31,437	18,308
Customer deposits	773,040	721,097
Debt securities in issue	167,205	152,391
Subordinated loans	19,701	18,722
Financial liabilities	991,384	910,519
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt securities in issue	88,219	84,506
Subordinated loans	19,350	18,368
Financial liabilities	107,568	102,874
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	19,245	9,162
Customer deposits	112,052	82,665
Debt securities in issue	73,469	64,028
Subordinated loans	352	354
Financial liabilities	205,118	156,208
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,553	3,745
Customer deposits	18,834	17,433
Debt securities in issue	5,517	3,857
Subordinated loans
Financial liabilities	27,904	25,035
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	31,687	18,517
Customer deposits	773,291	721,373
Debt securities in issue	166,011	151,231
Subordinated loans	19,068	18,100
Financial liabilities	990,057	909,221
Financial liabilities | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	8,639	5,401
Customer deposits	642,155	620,999
Debt securities in issue
Subordinated loans
Financial liabilities	650,794	626,401
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	30,257	21,141
Loans and advances to customers	742,158	709,405
Securities at amortised cost	67,017	52,796
Financial assets	839,432	783,342
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks
Loans and advances to customers
Securities at amortised cost	60,198	47,722
Financial assets	60,198	47,722
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	23,007	14,722
Loans and advances to customers	14,379	12,782
Securities at amortised cost	4,006	2,381
Financial assets	41,393	29,885
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,759	3,366
Loans and advances to customers	707,470	678,392
Securities at amortised cost	2,813	2,692
Financial assets	714,042	684,450
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	30,311	21,204
Loans and advances to customers	761,314	727,733
Securities at amortised cost	67,985	53,867
Financial assets	859,610	802,804
Financial Assets | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,491	3,053
Loans and advances to customers	20,308	18,231
Securities at amortised cost
Financial assets	€ 23,799	€ 21,284